Investment Strategy - Aptus Large Cap Enhanced Yield ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of one or more other ETFs that track the performance of the U.S. large-cap equity market (the “Equity Strategy”) and total return swaps (the “Total Return Swaps Strategy”) to increase the Fund’s total return. The Fund considers a large-cap company to be one with a market capitalization that, at the time of purchase, is within with the capitalization range of the S&P 500 Index. As of April 30, 2025 the market capitalization range represented by companies in the S&P 500 Index was approximately $5.62 billion to $3.19 trillion. The Adviser may actively and frequently purchase and sell investments for the Fund.
Equity Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly through ETFs, in equity securities of large-cap companies. For purposes of such policy, the Fund considers equity securities to include U.S.-listed common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund will primarily achieve its Equity Strategy exposure through investments in other ETFs, but may also invest directly in equity securities as part of the Equity Strategy.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally selects one or more other U.S. large-cap ETFs, as part of its Equity Strategy, based on a variety of characteristics, including the particular U.S. large-cap equity exposure provided by the ETF’s portfolio of securities, the costs associated with investing in and trading the ETF’s shares, and the size of the ETF, among others.
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities market benchmark, the S&P 500 Index. Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on a combination of dividends generated by the Fund’s underlying equity portfolio, the appreciation of the Fund’s equity holdings, and income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from quarter-to-quarter, and the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly through ETFs, in equity securities of large-cap companies.